FINANCIAL INCOME AND EXPENSES (Schedule of Financial Income (Expenses), Net) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Financing Income Abstract
Non-cash financial income	$ 0	$ 55
Financial income	0	55
Financial expense:
Interest on leases	(319)	(297)
Cash interest on convertible & exchangeable notes	(154)	(154)
Cash interest on senior secured term loan	0	(4,545)
Payment-in-kind interest on senior secured term loan	(5,320)	0
Accretion interest on convertible & exchangeable notes	(456)	(422)
Accretion on senior secured term loan	(1,373)	(1,068)
Accretion interest on contingent liability	(29)	(24)
Fair value adjustments of derivative financial instruments	445	(980)
Capitalization of borrowing costs	1,405	824
EIR catch up adjustment	1,142	3,566
Reversal of cash interest payable on PPP loans	228	0
Financial expense	(4,431)	(3,100)
Net Financing Expense	$ (4,431)	$ (3,045)